UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Suite 2, Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  9/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
	Shares		Value
		BOND FUNDS - 24.8%
	5,867	iShares Barclays TIPS Bond Fund	$ 714,366
	12,091	SPDR Barclays Capital Aggregate Bond ETF	715,545
	11,547	SPDR Barclays Capital International Treasury Bond ETF	710,718
		TOTAL BOND FUNDS (Cost - $2,117,578)	2,140,629

		EQUITY FUNDS - 66.1%
		COMMODITY FUND - 8.3%
	25,093	PowerShares DB Commodity Index Tracking Fund *	719,667

		EMERGING MARKETS - 8.2%
	16,992	Vanguard MSCI Emerging Markets ETF	709,416

		INTERNATIONAL EQUITY - 8.3%
	21,627	Fidelity Spartan International Index Fund	710,435

		LARGE CAP GROWTH - 8.3%
	10,774	Vanguard S&P 500 ETF	710,222

		MID CAP GROWTH - 8.3%
	3,952	SPDR S&P MidCap 400 ETF	711,044

		SMALL CAP VALUE - 8.2%
	9,863	Vanguard Small-Cap Value ETF	709,347

		SPECIALTY - 16.5%
	17,996	iShares S&P North American Natural Resources Sector Index Fund	711,022
	10,917	Vanguard REIT ETF	709,278
			1,420,300

		TOTAL EQUITY FUNDS (Cost - $5,525,851)	5,690,431

		SHORT-TERM INVESTMENTS - 12.6%
	1,087,999	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.16%**	1,087,999
		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,087,999)

		TOTAL INVESTMENTS - 103.5% (Cost - $8,731,428)(a)	$ 8,919,059
		LIABILITIES LESS OTHER ASSETS - (3.5) %	(305,289)
		NET ASSETS - 100.0%	$ 8,613,770
*	Non-Income producing security.
**	Money market fund; interest rate reflects yield on September 30, 2012.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 198,240
		Unrealized depreciation:	(10,609)
		Net unrealized appreciation:	$ 187,631

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Portfolio's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 2,140,629	$ -	$ -	$ 2,140,629
Equity Funds	5,690,431	-	-	5,690,431
Short-Term Investments	1,087,999	-	-	1,087,999
Total	$ 8,919,059	$ -	$ -	$ 8,919,059

The Portfolio did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Portfolio's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

7Twelve Balanced Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/19/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/19/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/19/12